Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000004198 | Novo Nordisk A/S_0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004198 | ACM Research, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004198 | Amgen, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Hershey Company (The)_0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Sweetgreen, Inc. - Class A_0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Campbell Soup Company_0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Akamai Technologies, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Cognizant Technology Solutions Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004198 | Neurocrine Biosciences, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004198 | Verizon Communications, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004198 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000004198 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000212809 | U.S. Treasury Bills_5.333_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000212809 | U.S. Treasury Bills_5.318_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212809 | U.S. Treasury Inflation-Protected Notes_0.125_2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000212809 | U.S. Treasury Notes_4.5_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000212809 | U.S. Treasury Inflation-Protected Notes_0.125_2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212809 | U.S. Treasury Inflation-Protected Notes_0.125_2027-04-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212809 | U.S. Treasury Inflation-Protected Bonds_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212809 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212809 | U.S. Treasury Notes_0.625_2030-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212809 | U.S. Treasury Bond_3_2047-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212809 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000212809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000212809 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C000212809 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000004199 | U.S. Treasury Bills_5.318_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004199 | U.S. Treasury Notes_4.5_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2027-04-15
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000004199 | U.S. Treasury Inflation-Protected Notes_2.5_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004199 | U.S. Treasury Notes_1.375_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004199 | U.S. Treasury Notes_2.125_2026-05-31
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004199 | U.S. Treasury Notes_1.5_2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004199 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004199 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000004199 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000004199 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%